April 24, 2008

VIA EDGAR
----------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

         Re: Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of HighMark Funds (the "Trust")
               (File Nos. 033-12608 and 811-05059

Ladies and Gentlemen:

         Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), the Trust is today filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 54 (the "Amendment") to the above-referenced Registration Statement (the "Registration Statement"). The Trust is filing the Amendment to add two new series to the Trust - HighMark Fundamental Equity Fund and Highmark Treasury Plus Money Market Fund (the "Funds"), each with three classes of shares. Shares of the new series will be offered in five prospectuses and a statement of additional information that are separate from the prospectuses and statement of additional information of the Trust relating to the existing series of the Trust.

         The Amendment includes (i) the prospectuses relating to the retail shares of the Funds, (ii) the prospectuses relating to the fiduciary shares of the Funds, (iii) the prospectus relating to the Class S shares of HighMark Treasury Plus Money Market Fund, (iv) the statement of additional information relating to the Funds and (v) the Trust's Part C. The Amendment is marked to show changes to the Part C from Post Effective Amendment No. 53 to the above referenced Registration Statement filed with the Commission on November 21, 2007. Since this Amendment relates only to the addition of the new series of the Trust in new prospectuses and a new statement of additional information, no prospectus or statement of additional information contained in the above referenced Registration Statement relating to any other series of the Trust is intended to be amended or superseded hereby. The Trust intends to file an amendment to the above referenced Registration Statement pursuant to Rule 485(b) in order to submit any required exhibits not included in this Amendment.

         Please do not hesitate to contact the undersigned (415-315-6385) or, in my absence, Hsin Chau of this office (415-315-6342) with any comments or questions you might have.

                                            Very truly yours,

                                            /s/ Jessica E. Riley
                                            Jessica E. Riley